SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION OF
ALLSPRING TAXABLE FIXED INCOME FUNDS
Allspring Real Return Fund
(the “Fund”)

Effective March 24, 2022, Christian Chan, CFA is removed as a portfolio manager to the Fund. On March 24, 2022, all references to Christian Chan, CFA in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Effective March 24, 2022, Travis L. Keshemberg, CFA, CIPM, FRM is added as a portfolio manager to the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser[1]	Portfolio Manager, Title/Managed Since[1]
Allspring Funds Management, LLC	Allspring Global Investments, LLC

Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2014
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016
Michael Bradshaw, CFA, Portfolio Manager / 2014
Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022
Garth B. Newport, CFA, Portfolio Manager / 2019
Michael Schueller, CFA, Portfolio Manager / 2020
Michal Stanczyk, Portfolio Manager / 2021

1.	The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Travis L. Keshemberg, CFA, CIPM, FRM

Mr. Keshemberg joined Allspring Investments in 2016, where he currently serves as a Portfolio Manager for the Multi-Asset Solutions team. Prior to joining Allspring Investments, Mr. Keshemberg was a Director of Research at Allspring Funds Management, LLC.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Travis L. Keshemberg, CFA, CIPM, FRM[1]	Registered Investment Companies Managed
	Number of Accounts	5
	Total Assets Managed	$1.86 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles Managed
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts Managed
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0

Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Keshemberg became a portfolio manager of the Fund on March 24, 2022. The information presented in this table is as of February 28, 2022, at which time Mr. Keshemberg was not a portfolio manager of the Fund.

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund[1]
Travis L. Keshemberg, CFA, CIPM, FRM[2]	Real Return Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Mr. Keshemberg became a portfolio manager of the Fund on March 24, 2022. The information presented in this table is as of February 28, 2022, at which time Mr. Keshemberg was not a portfolio manager of the Fund.

March 15, 2022	AFAM022/P1003SP